Investments and Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2012
Investments and Fair Value Measurements
Schedule of available for sale securities

At June 30, 2012 the Company’s available-for-sale securities were as follows (in millions):

	Amortized	Gross	Gross
	Cost / Carrying	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Debt securities:
U.S. treasuries	$52.0	$—	$—	$52.0
Agencies
U.S.	65.1	0.2	—	65.3
Foreign	3.3	—	—	3.3
Municipal bonds & sovereign debt instruments	11.4	—	—	11.4
Asset-backed securities	21.9	0.2	(0.4)	21.7
Corporate securities	183.6	1.3	(0.1)	184.8
Total available-for-sale securities	$337.3	$1.7	$(0.5)	$338.5

At July 2, 2011, the Company’s available-for-sale securities were as follows (in millions):

	Amortized	Gross	Gross
	Cost / Carrying	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Debt securities:
U.S. treasuries	$27.7	$0.1	$—	$27.8
Agencies
U.S.	48.5	0.3	—	48.8
Foreign	3.2	—	—	3.2
Municipal bonds & sovereign debt instruments	7.2	—	—	7.2
Asset-backed securities	20.0	1.0	(0.4)	20.6
Corporate securities	209.1	1.6	—	210.7
Total available-for-sale securities	$315.7	$3.0	$(0.4)	$318.3

Schedule of gross unrealized losses on available for sale securities

At June 30, 2012, the Company’s gross unrealized losses on available-for-sale securities, aggregated by type of investment instrument were as follows (in millions):

	Less than	Greater than
	12 Months	12 Months	Total
Asset-backed securities	$—	$0.4	$0.4
Corporate securities	0.1	—	0.1
Total gross unrealized losses	$0.1	$0.4	$0.5

At July 2, 2011, the Company’s gross unrealized losses on available-for-sale securities, aggregated by type of investment instrument were as follows (in millions):

	Less than	Greater than
	12 Months	12 Months	Total
Asset-backed securities	$—	$0.4	$0.4
Total gross unrealized losses	$—	$0.4	$0.4

Schedule of contractual maturities of available-for-sale securities

At June 30, 2012, contractual maturities of the Company’s debt securities classified as available-for-sale securities were as follows (in millions):

	Amortized	Estimated
	Cost	Fair Value
Amounts maturing in less than 1 year	$227.1	$228.3
Amounts maturing in 1 - 5 years	108.7	108.9
Amounts maturing more than 5 years	1.5	1.3
Total debt securities	$337.3	$338.5

Schedule of assets measured at fair value

Assets measured at fair value at June 30, 2012 are summarized below (in millions):

		Fair value measurement as of June 30, 2012
		Quoted Prices in	Significant
		Active Markets	Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Assets:
Debt available-for-sale securities
U.S. treasuries	$52.0	$52.0	$—
Agencies
U.S.	65.3	—	65.3
Foreign	3.3	—	3.3
Municipal bonds and sovereign debt instruments	11.4	—	11.4
Asset-backed securities	21.7	—	21.7
Corporate securities	184.8	—	184.8
Total debt available-for-sale securities	338.5	52.0	286.5
Money market instruments and funds	350.7	350.7	—
Trading securities	4.6	4.6	—
Total assets (1)	$693.8	$407.3	$286.5

(1)                                 $334.3 million in cash and cash equivalents, $320.5 million in short-term investments, $31.1 million in restricted cash, $6.6 million in other non-current assets, and $1.3 million in long-term investments on the Company’s consolidated balance sheets